Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	21.00%	35.00%	24.00%	25.00%	26.50%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other			(7.80%)	(5.20%)	(6.00%)
Utilization of net operating losses			(2.50%)		(5.00%)
Different tax rates applicable to non-Israeli subsidiaries			(2.30%)	(1.50%)	(2.50%)
Uncertain tax positions, net			(3.30%)	0.70%	1.50%
Taxes from prior years			5.70%	(0.50%)	0.50%
Change in Federal corporate income tax rate			14.20%
Effective consolidated tax rate			28.00%	18.50%	15.00%